AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 20, 2020

Securities Act File No. 033-79708

Investment Company Act File No. 811-08542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

|X| REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]	Pre-Effective Amendment No.__

[X]	Post-Effective Amendment No. 158

and/or

|X| REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

|X|	Amendment No. 160

THE SARATOGA ADVANTAGE TRUST

(a Delaware business trust)

(Exact Name of Registrant as Specified in Charter)

1616 N. LITCHFIELD ROAD, SUITE 165

GOODYEAR, ARIZONA 85395

(Address of Principal Executive Offices)(Zip Code)

(623) 266-4567

(Registrant's Telephone Number, Including Area Code)

STUART M. STRAUSS, ESQ.

DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036-6797

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
On [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
on [date] pursuant to paragraph (a)
75 days after filing pursuant to paragraph (a)(2)
on [date] pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Goodyear, and State of Arizona, on the 20th day of April, 2020.

THE SARATOGA ADVANTAGE TRUST

By: /s/ Bruce E. Ventimiglia                          President, CEO and Chairman of the Board of Trustees

Bruce E. Ventimiglia                                 Title

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/ Bruce E. Ventimiglia Bruce E. Ventimiglia	Trustee, Chairman of the Board, President and CEO (principal executive officer)	April 20, 2020
/s/ Jonathan W. Ventimiglia Jonathan W. Ventimiglia	Chief Financial Officer & Treasurer (principal financial officer & principal accounting officer)	April 20, 2020
/s/ Patrick H. McCollough* Patrick H. McCollough	Trustee	April 20, 2020
/s/ Udo W. Koopmann* Udo W. Koopmann	Trustee	April 20, 2020
/s/ Floyd E. Seal* Floyd E. Seal	Trustee	April 20, 2020
/s/ Stephen H. Hamrick* Stephen H. Hamrick	Trustee	April 20, 2020

*By:

/s/ Stuart M. Strauss

Stuart M. Strauss, Attorney-in-Fact

James Alpha Event Driven Cayman Fund Ltd., James Alpha Relative Value Cayman Fund Ltd., James Alpha Total Hedge Cayman Fund Ltd. and James Alpha Family Office Cayman Fund Ltd. (each, a “Subsidiary”) certify that it has duly caused this Registration Statement of The Saratoga Advantage Trust, with respect only to information that specifically relates to each Subsidiary, to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Goodyear, State of Arizona, on the 20th day of April, 2020.

JAMES ALPHA EVENT DRIVEN CAYMAN FUND LTD.

JAMES ALPHA RELATIVE VALUE CAYMAN FUND LTD.

JAMES ALPHA TOTAL HEDGE CAYMAN FUND LTD.

JAMES ALPHA FAMILY OFFICE CAYMAN FUND LTD.

By: /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia

            Director

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.PRE	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase